Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Schedule of Federal Statutory Tax Rate	The provision for income taxes differs from the amount that would have resulted in applying the combined federal statutory tax rate as follows:
	December 31, 2023	December 31, 2022	December 31, 2021
Net loss for the period	$(26,295,727)	$(26,387,336)	$(11,690,098)
Statutory income tax rate	25.0%	25.0%	25.0%
Expected in tax recovery at statutory income tax rates	$(6,574,000)	$(6,597,000)	$(2,923,000)
Permanent differences	904,000	2,342,000	1,601,000
Difference in tax rates, foreign exchange, and other	5,695,000	3,723,000	484,000
Change in deferred tax assets not recognized	(25,000)	532,000	838,000
Income tax recovery	$-	$-	$-

Schedule of Deferred Tax Assets and Liabilities	Temporary differences that give rise to the following deferred tax assets and liabilities at are:
	December 31, 2023	December 31, 2022
Deferred tax assets
Net operating loss carryforwards	$2,704,532	$2,717,532
Deferred tax assets not recognized	(2,704,532)	(2,717,532)
Net deferred tax asset	$-	$-